IMPAIRMENT, TRANSFORMATION AND ONCE OFF COSTS (Schedule of Statement of Operation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment charges and inventory provisioning [Abstract]
Impairment of PP&E (Note 11)	$ 33,000	$ 612,000	$ 3,772,000
Impairment of goodwill and other intangible assets (Note 12)	2,144,000	1,596,000	5,833,000
(Reversal)/Impairment of financial assets (Note 13)	0	(800,000)	1,500,000
Total impairment loss	$ 2,177,000	$ 1,408,000	$ 11,105,000